Restatement of Previously Issued Financial Statements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement of Previously Issued Financial Statements
NOTE 2—RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form
10-K/A,
filed with the SEC on May 24, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph
10-S99,
redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares.
10
This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form
8-K
filed with the SEC on October 1, 2020 (the
“Post-IPO
Balance Sheet”), the Company’s Form
10-Q
for the quarterly period ended September 30, 2020, and the Company’s Annual Report on
10-K
for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its
Form 10-K
as filed with the SEC on May 24, 2021, as well as the
Form 10-Qs
for the quarterly periods ended March 31, 2021 and June 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in the Company’s Form
10-Q/A
for the quarterly period ended September 30, 2021. Please see Note 3 and Note 8, which have been updated to reflect the restatement of the financials contained in this annual report.

Balance Sheet as of September 25, 2020 (audited)	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$168,557,240	$31,442,760	$200,000,000
Class A ordinary shares	$314	$(314)	$—
Additional paid-in capital	$7,920,772	$(7,920,772)	$—
Accumulated deficit	$(2,921,596)	$(23,521,674)	$(26,443,270)
Total shareholders’ equity (deficit)	$5,000,008	$(31,442,760)	$(26,442,752)
Number of shares subject to redemption	16,855,724	3,144,276	20,000,000
Balance Sheet as of September 30, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$168,446,470	$31,553,530	$200,000,000
Class A ordinary shares	$316	$(316)	$—
Additional paid-in capital	$8,031,540	$(8,031,540)	$—
Accumulated deficit	$(3,032,369)	$(23,521,674)	$(26,554,043)
Total shareholders’ equity (deficit)	$5,000,005	$(31,553,530)	$(26,553,825)
Number of shares subject to redemption	16,844,647	3,155,353	20,000,000
Balance Sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to possible redemption	$173,122,110	$34,249,910	$207,372,020
Class A ordinary shares	$343	$(343)	$—
Additional paid-in capital	$9,860,338	$(9,860,338)	$—
Accumulated deficit	$(4,861,190)	$(24,389,229)	$(29,250,419)
Total shareholders’ equity (deficit)	$5,000,009	$(34,249,910)	$(29,249,901)
Number of shares subject to redemption	17,312,211	3,424,991	20,737,202

Statement of Cash Flows for the period from July 31, 2020 (Inception) through September 30, 2020 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$168,557,240	$(168,557,240)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(110,770)	$(110,770)	$—
Statement of Cash Flows for the period from July 31, 2020 (Inception) through December 31, 2020 (audited)
Initial classification of Class A ordinary shares subject to possible redemption	$174,833,010	$(174,833,010)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(1,760,900)	$1,760,900	$—
Statement of Operations for the period from July 31, 2020 (Inception) through September 30, 2020 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,000,000	(17,966,102)	2,033,898
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.43)	$(0.43)
Weighted average shares outstanding, Class B ordinary shares	5,184,300	(184,300)	5,000,000
Basic and diluted net loss per share, Class B ordinary shares	$(0.58)	$0.15	$(0.43)
Statement of Operations for the period from July 31, 2020 (Inception) through December 31, 2020 (audited)
Weighted average shares outstanding, Class A ordinary shares	20,737,202	(7,307,913)	13,429,289
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.26)	$(0.26)
Weighted average shares outstanding, Class B ordinary shares	5,184,300	(72,491)	5,111,809
Basic and diluted net loss per share, Class B ordinary shares	$(0.94)	$0.68	$(0.26)

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate
its previously reported financial statements. The Company determined, at the closing of the Company’s Initial Public Offering and shares sold pursuant to the exercise of the underwriters’ overallotment, it had improperly valued its Class A ordinary shares subject to possible redemption. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary share while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A ordinary shares issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and Class A ordinary shares.
In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also revised its earnings per share calculation to allocate net income (loss) evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form
10-Qs
for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Quarterly Periods should be restated to present all Class A ordinary shares subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to those periods in this quarterly report.
There has been no change in the Company’s total assets, liabilities or operating results.
The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$139,450,500	$67,921,520	$207,372,020
Class A ordinary shares	$679	$(679)	$—
Additional paid-in capital	$43,531,612	$(43,531,612)	$—
Accumulated deficit	$(38,532,806)	$(24,389,229)	$(62,922,035)
Total shareholders’ equity (deficit)	$5,000,003	$(67,921,520)	$(62,921,517)
Number of shares subject to redemption	13,945,050	6,792,152	20,737,202

Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$160,720,160	$46,651,860	$207,372,020
Class A ordinary shares	$467	$(467)	$—
Additional paid-in capital	$22,262,164	$(22,262,164)	$—
Accumulated deficit	$(17,263,148)	$(24,389,229)	$(41,652,377)
Total shareholders’ equity (deficit)	$5,000,001	$(46,651,860)	$(41,651,859)
Number of shares subject to redemption	16,072,016	4,665,186	20,737,202

	As Previously Reported	Adjustment	As Restated

Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$33,671,610	$(33,671,610)	$—

Statement of Cash Flows for the six months ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(12,401,950)	$12,401,950	$—

Statement of Operation for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,737,202	—	20,737,202
Basic and diluted net income per share, Class A ordinary shares	$—	$(1.30)	$(1.30)
Weighted average shares outstanding, Class B ordinary shares	5,184,300	—	5,184,300
Basic and diluted net loss per share, Class B ordinary shares	$(6.50)	$5.20	$(1.30)

Statement of Operation for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,737,202	—	20,737,202
Basic and diluted net income per share, Class A ordinary shares	$—	$0.82	$0.82
Weighted average shares outstanding, Class B ordinary shares	5,184,300	—	5,184,300
Basic and diluted net loss per share, Class B ordinary shares	$4.10	$(3.28)	$0.82

Statement of Operation for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,737,202	—	20,737,202
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.48)	$(0.48)
Weighted average shares outstanding, Class B ordinary shares	5,184,300	—	5,184,300
Basic and diluted net loss per share, Class B ordinary shares	$(2.40)	$1.92	$(0.48)